N-2	Sep. 15, 2022
Cover [Abstract]
Entity Central Index Key	0001840233
Amendment Flag	false
Securities Act File Number	001-40925
Document Type	8-K
Entity Registrant Name	Xilio Therapeutics, Inc.
Entity Address, Address Line One	828 Winter Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	430-4680
Entity Emerging Growth Company	true
Entity Ex Transition Period	false